SALARIES AND SOCIAL SECURITY PAYABLES - Payables (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	$ 87,063	$ 109,198
Termination benefits	4,077	8,054
Total current salaries and security payables	91,140	117,252
Non-current
Termination benefits	3,729	8,554
Total non-current salaries and security payables	3,729	8,554
Total salaries and social security payables	$ 94,869	$ 125,806